UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09143

Investment Company Act File Number

Eaton Vance Florida Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.3%

Principal Amount (000’s omitted)	Security	Value

Education — 1.6%
$1,000	Volusia County, Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,041,920
		$1,041,920

Escrowed / Prerefunded — 7.2%
$ 500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$614,135
1,805	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,983,045
2,000	Orange County, Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,210,040
		$4,807,220

Health Care - Miscellaneous — 0.2%
$ 155	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$155,188
		$155,188

Hospital — 14.4%
$2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,082,200
500	Highlands County, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	534,695
1,030	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,089,534
1,250	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,338,612
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	1,015,980
900	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	953,478
1,075	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,134,200
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,485,022
		$9,633,721

Housing — 2.7%
$ 650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$670,598

$ 585	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	$603,492
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	564,050
		$1,838,140

Industrial Development Revenue — 3.8%
$ 804	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$831,968
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,052,990
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	650,552
		$2,535,510

Insured-Electric Utilities — 9.5%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,601,824
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,143,373
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), 5.00%, 10/1/28	2,822,487
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.63%, 7/1/29 (1)(4)	829,837
		$6,397,521

Insured-Escrowed/Prerefunded — 10.5%
$ 650	Miami-Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$772,746
1,350	Miami-Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	1,440,801
7,625	Port St. Lucie, Utility System Revenue, (MBIA), Prerefunded to 9/1/13, 0.00%, 9/1/32	2,082,616
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.50%, 7/1/36	1,423,638
1,250	Saint Petersburg, Public Utilities Revenue, (FSA), Prerefunded to 10/1/09, 5.00%, 10/1/28	1,303,813
		$7,023,614

Insured-General Obligations — 2.6%
$1,500	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (1)(3)	$1,778,940
		$1,778,940

Insured-Hospital — 5.1%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,059,660
1,000	Maricopa County, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,024,970
1,250	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,326,588
		$3,411,218

Insured-Housing — 1.7%
$1,100	Broward County, Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,131,317
		$1,131,317

Insured-Miscellaneous — 5.5%
$3,500	Orange County, Tourist Development Tax, (AMBAC), 5.125%, 10/1/30	$3,682,945
		$3,682,945

Insured-Other Revenue — 3.0%
$2,000	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$2,033,240
		$2,033,240

Insured-Special Tax Revenue — 20.5%
$1,485	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,497,043
2,910	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (2)	2,952,864
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,178,750
1,470	Miami Beach, Resort Tax, (AMBAC), 6.25%, 10/1/22	1,863,710
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	739,358
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,032,300
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,042,562
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,431,675
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	1,032,510
		$13,770,772

Insured-Transportation — 27.9%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,354,333

$4,500	Greater Orlando, Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (2)	$4,686,105
2,000	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	2,109,000
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	534,620
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	700,401
120	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	126,505
3,975	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (2)	4,190,511
3,750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	3,977,700
		$18,679,175

Insured-Water and Sewer — 26.9%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,036,110
3,295	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	3,330,059
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33 (5)	2,109,480
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,584,480
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,035,880
2,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	780,550
2,415	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	718,149
4,000	Sunrise, Utility System, (AMBAC), 5.00%, 10/1/28	4,362,160
1,156	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27 (2)	1,176,558
1,844	Tampa Bay, Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (2)	1,892,352
		$18,025,778

Nursing Home — 1.6%
$ 265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$275,804
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	766,282
		$1,042,086

Senior Living / Life Care — 2.3%
$1,500	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	$1,540,845
		$1,540,845

Special Tax Revenue — 17.3%
$ 95	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$98,016
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	518,295
345	Dupree Lakes Community Development District, 5.00%, 11/1/10	344,966
360	Dupree Lakes Community Development District, 5.375%, 5/1/37	364,003
320	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	344,832
250	Heritage Springs Community Development District, 5.25%, 5/1/26	255,565
765	Heritage Springs Community Development District, 6.75%, 5/1/21	781,761
340	New River Community Development District, 5.00%, 5/1/13	340,782
140	New River Community Development District, 5.35%, 5/1/38	140,543
350	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	357,270
660	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	674,434
1,000	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,016,830
490	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	508,591
600	Sterling Hill Community Development District, 6.20%, 5/1/35	641,724
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	533,780
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	1,030,280
820	University Square Community Development District, 6.75%, 5/1/20	869,741
450	Vista Lakes Community Development District, 7.20%, 5/1/32	483,017
725	Waterlefe Community Development District, 6.95%, 5/1/31	786,219
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	184,469
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,331,938
		$11,607,056
Total Tax-Exempt Investments — 164.3%
(identified cost $103,431,671)		$110,136,206

Other Assets, Less Liabilities — (11.3)%		$(7,581,084)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(35,503,452)

Net Assets Applicable to Common Shares— 100.0%		$67,051,670

AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CDC IXIS Financial Guaranty North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 68.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 28.8% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $3,222,912 or 4.8% of the Trust’s net assets applicable to common shares.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Aggregate Contracts	Position	Cost	Value	Net Unrealized Depreciation
06/07	55 U.S. Treasury Bond	Short	$(6,210,510)	$(6,211,562)	$(1,052)

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,550,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a payable for open interest rate swap contracts of $45,097 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,550,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $28,048 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with JP Morgan Chase Bank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.984% on the notional amount of $4,100,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $71,943 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$94,242,373
Gross unrealized appreciation	$6,806,313
Gross unrealized depreciation	(2,480)
Net unrealized appreciation	$6,803,833

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007